4. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and banks	R$ 101,928	R$ 93,960
Unrestrictedly available financial investments:
CDBs/Repurchases	2,182,882	981,570
Total cash and cash equivalents	R$ 2,284,810	R$ 1,075,530	R$ 2,960,718	R$ 5,128,186